SUBSEQUENT EVENTS (Details Narrative) - USD ($)						6 Months Ended			12 Months Ended
	Mar. 08, 2023	Mar. 06, 2023	Mar. 01, 2023	Feb. 06, 2023	Jan. 05, 2023	Jul. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 20, 2023
Subsequent Event [Line Items]
Principal sum							$ 38,750	$ 218,750	$ 345,000	$ 368,011
Proceeds from convertible debt								$ 115,000	$ 150,000	$ 587,000
Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Notes payable											$ 135,000
Subsequent Event [Member] | Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal sum						$ 500,000
Proceeds from convertible debt						$ 60,000
Preferred Stock Series E [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Additional preferred shared purchased, shares	550			620	550
Additional preferred shares purchased, amount	$ 55,000			$ 62,000	$ 55,000
Principal converted, amount		$ 12,300	$ 11,700
Principal converted, shares		31,538,462	30,000,000